Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Nov. 30, 2018
Entity Registrant Name	SPIRIT OF AMERICA INVESTMENT FUND INC
Entity Central Index Key	0001039667
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 29, 2019
Document Effective Date	Mar. 29, 2019
Prospectus Date	Mar. 29, 2019